Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 30, 2019	Mar. 31, 2018		Mar. 25, 2017 [1]	Oct. 23, 2017
Organization And Description Of Business [Line Items]
Sale total consideration	[1]					$ 134,982
Line of credit facility covenant terms cash minimum			$ 8,500
Net (loss) income from continuing operations		$ (18,305)	(21,995)	[1]	$ (8,859)
Net cash (used in) provided by operating activities from continuing operations		(4,340)	(19,748)	[1]	(4,373)
Net Income Loss		(18,686)	14,095	[1]	$ 7,075
New Credit Facility [Member]
Organization And Description Of Business [Line Items]
Line of credit facility covenant terms cash minimum			8,500			8,500
Line of credit facility minimum excess availability			$ 8,500
Mayors Disposal Group [Member]
Organization And Description Of Business [Line Items]
Sale total consideration						$ 106,800
Restatement Adjustment [Member]
Organization And Description Of Business [Line Items]
Accounts receivable		(400)
Long-term receivables		$ 400

[1]	Recast (refer to note 1)